Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Derivative Liability [Abstract]
DERIVATIVE LIABILITY

NOTE 7 - DERIVATIVE LIABILITY

As stated in Note 6, June 2024 Convertible Note, the Company determined that the convertible note payable contains an embedded derivative feature in the form of a conversion provision which is adjustable based on future prices of the Company’s common stock. In accordance with ASC 815-10-25, each derivative feature is initially recorded at its fair value using the Black-Scholes option valuation method and then re-value at each reporting date, with changes in the fair value reported in the statements of operations. However, on June 5, 2024 and March 31, 2025, management determined the probability of failing to make an amortization payment and repayment, respectively, when due to be remote and as such the fair value of the embedded conversion feature has been estimated to be zero.

On May 23, 2023, the Company issued 9,000 warrants with an exercise price of $67.50 exercisable until May 23, 2028 to Mast Hill and a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 9,000 warrants was classified as a derivative liability on May 23, 2023. In March 2025, 8,333 warrants held by Mast Hill were cashless exercised. On March 31, 2025, the estimated fair value of the rest of 667 warrants was $701. The estimated fair value of the warrants was computed as of March 31, 2025 using Black-Scholes option-pricing model, with the following assumptions: stock price of $4.80, volatility of 108.28%, risk-free rate of 3.89%, annual dividend yield of 0% and expected life of 3.1 years.

On July 6, 2023, the Company issued 222 warrants with an exercise price of $67.50 exercisable until July 6, 2028 to a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 222 warrants was classified as a derivative liability on July 6, 2023. On March 31, 2025, the estimated fair value of the 222 warrants was $237. The estimated fair value of the warrants was computed as of March 31, 2025 using Black-Scholes option-pricing model, with the following assumptions: stock price of $4.80, volatility of 106.65%, risk-free rate of 3.89%, annual dividend yield of 0% and expected life of 3.3 years.

On October 9, 2023, the Company issued 4,060 warrants with an exercise price of $37.50 exercisable until October 9, 2028 to Mast Hill and a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 4,060 warrants was classified as a derivative liability on October 9, 2023. On March 26, 2025, 3,500 warrants held by Mast Hill were cashless exercised. On March 31, 2025, the estimated fair value of the rest of 560 warrants was $866. The estimated fair value of the warrants was computed as of March 31, 2025 using Black-Scholes option-pricing model, with the following assumptions: stock price of $4.80, volatility of 103.38%, risk-free rate of 3.89%, annual dividend yield of 0% and expected life of 3.5 years.

On March 7, 2024, the Company issued 9,450 warrants with an exercise price of $30.00 exercisable until March 7, 2029 to Mast Hill and a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under FASB ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 9,450 warrants was classified as a derivative liability on March 7, 2024. On March 31, 2025, the estimated fair value of the 9,450 warrants was $17,134. The estimated fair value of the warrants was computed as of March 31, 2025 using Black-Scholes option-pricing model, with the following assumptions: stock price of $4.80, volatility of 99.62%, risk-free rate of 3.89%, annual dividend yield of 0% and expected life of 3.9 years.

On June 5, 2024, the Company issued 152,000 warrants to Mast Hill and a third party as a finder’s fee (see Note 6). Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Management determined the probability of failing to make an amortization payment when due to be remote and as such the fair value of the 80,000 warrants with an exercise price of $7.50 exercisable until June 5, 2029, which warrant shall be cancelled and extinguished against payment of the June 2024 Convertible Note, has been estimated to be zero. Accordingly, the fair value of the 72,000 warrants with an exercise price of $9.75 exercisable until June 5, 2029 was classified as a derivative liability on June 5, 2024. On March 31, 2025, the estimated fair value of the 72,000 warrants with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 as derivative liability was $204,114. The estimated fair value of the warrants was computed as of March 31, 2025 using Black-Scholes option-pricing model, with the following assumptions: stock price of $4.80, volatility of 97.66%, risk-free rate of 3.96%, annual dividend yield of 0% and expected life of 4.2 years.

Increases or decreases in fair value of the derivative liability are included as a component of total other (expenses) income in the accompanying condensed consolidated statements of operations and comprehensive loss. The changes to the derivative liability resulted in an increase of $114,360 in the derivative liability and the corresponding increase in other expense as a loss for the three months ended March 31, 2025. The changes to the derivative liability resulted in a decrease of $31,212 in the derivative liability and the corresponding increase in other income as a gain for the three months ended March 31, 2024.

NOTE 11 - DERIVATIVE LIABILITY

As stated in Note 10, June 2024 Convertible Note, the Company determined that the convertible note payable contains an embedded derivative feature in the form of a conversion provision which is adjustable based on future prices of the Company’s common stock. In accordance with ASC 815-10-25, each derivative feature is initially recorded at its fair value using the Black-Scholes option valuation method and then re-value at each reporting date, with changes in the fair value reported in the statements of operations. However, on June 5, 2024 and December 31, 2024, management determined the probability of failing to make an amortization payment and repayment, respectively, when due to be remote and as such the fair value of the embedded conversion feature has been estimated to be zero.

On May 23, 2023, the Company issued 9,000 warrants with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023 to Mast Hill and a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under FASB ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 9,000 warrants was classified as a derivative liability on May 23, 2023. On December 31, 2023, the estimated fair value of the 9,000 warrants was $14,805. The estimated fair value of the warrants was computed as of December 31, 2023 using Black-Scholes option-pricing model, with the following assumptions: stock price of $7.24, volatility of 83.96%, risk-free rate of 3.84%, annual dividend yield of 0% and expected life of 4.4 years. On December 31, 2024, the estimated fair value of the 9,000 warrants was $3,714. The estimated fair value of the warrants was computed as of December 31, 2024 using Black-Scholes option-pricing model, with the following assumptions: stock price of $3.26, volatility of 97.00%, risk-free rate of 4.27%, annual dividend yield of 0% and expected life of 3.4 years.

On July 6, 2023, the Company issued 3,000 warrants with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023 to FirstFire and a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 3,000 warrants was classified as a derivative liability on July 6, 2023. On December 31, 2023, the estimated fair value of the 3,000 warrants was $5,098. The estimated fair value of the warrants was computed as of December 31, 2023 using Black-Scholes option-pricing model, with the following assumptions: stock price of $7.24, volatility of 83.66%, risk-free rate of 3.84%, annual dividend yield of 0% and expected life of 4.5 years. On November 18, 2024, 2,778 warrants held by FirstFire were cashless exercised. On December 31, 2024, the estimated fair value of the rest of 222 warrants was $94. The estimated fair value of the warrants was computed as of December 31, 2024 using Black-Scholes option-pricing model, with the following assumptions: stock price of $3.26, volatility of 95.85%, risk-free rate of 4.27%, annual dividend yield of 0% and expected life of 3.5 years.

On October 9, 2023, the Company issued 7,560 warrants with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023 to Mast Hill and FirstFire and a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 7,560 warrants was classified as a derivative liability on October 9, 2023. On December 31, 2023, the estimated fair value of the 7,560 warrants was $20,920. The estimated fair value of the warrants was computed as of December 31, 2023 using Black-Scholes option-pricing model, with the following assumptions: stock price of $7.24, volatility of 86.33%, risk-free rate of 3.84%, annual dividend yield of 0% and expected life of 4.8 years. On November 18, 2024, 3,500 warrants held by FirstFire were cashless exercised. On December 31, 2024, the estimated fair value of the rest of 4,060 warrants was $2,880. The estimated fair value of the warrants was computed as of December 31, 2024 using Black-Scholes option-pricing model, with the following assumptions: stock price of $3.26, volatility of 93.90%, risk-free rate of 4.27%, annual dividend yield of 0% and expected life of 3.8 years.

On March 7, 2024, the Company issued 9,450 warrants with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 to Mast Hill and a third party as a finder’s fee. Upon evaluation, the warrants meet the definition of a derivative liability under FASB ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 9,450 warrants was classified as a derivative liability on March 7, 2024. On December 31, 2024, the estimated fair value of the 9,450 warrants was $8,191. The estimated fair value of the warrants was computed as of December 31, 2024 using Black-Scholes option-pricing model, with the following assumptions: stock price of $3.26, volatility of 90.43%, risk-free rate of 4.38%, annual dividend yield of 0% and expected life of 4.2 years.

On June 5, 2024, the Company issued 152,000 warrants to Mast Hill and a third party as a finder’s fee (see Note 10). Upon evaluation, the warrants meet the definition of a derivative liability under ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. Management determined the probability of failing to make an amortization payment when due to be remote and as such the fair value of the 80,000 warrants with an exercise price of $7.50 exercisable until the five-year anniversary of June 5, 2024, which warrant shall be cancelled and extinguished against payment of the June 2024 Convertible Note, has been estimated to be zero. Accordingly, the fair value of the 72,000 warrants with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 was classified as a derivative liability on June 5, 2024. On December 31, 2024, the estimated fair value of the 72,000 warrants with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 as derivative liability was $112,666. The estimated fair value of the warrants was computed as of December 31, 2024 using Black-Scholes option-pricing model, with the following assumptions: stock price of $3.26, volatility of 88.64%, risk-free rate of 4.38%, annual dividend yield of 0% and expected life of 4.4 years.

Increases or decreases in fair value of the derivative liability are included as a component of total other (expenses) income in the accompanying consolidated statements of operations and comprehensive loss. The changes to the derivative liability resulted in a decrease of $374,365 and $188,374 in the derivative liability and the corresponding increase in other income as a gain for the years ended December 31, 2024 and 2023, respectively.